DREYFUS LIFETIME PORTFOLIOS, INC.
                            DREYFUS GROWTH PORTFOLIO
                        DREYFUS GROWTH & INCOME PORTFOLIO
                            DREYFUS INCOME PORTFOLIO

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1999
                            (AS REVISED MAY 17, 1999)

   Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services -- Fund Exchanges."

   You may purchase, in exchange for a Class of a Portfolio, shares of the same Class of another Portfolio or shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence.

   Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services -- Dreyfus Auto-Exchange Privilege."

   Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis) , in exchange for shares of a Portfolio, shares of the same Class of another Portfolio, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder.

   Effective December 31, 1999, the following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services -- Dreyfus Dividend Option."

   Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another Portfolio, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder.